Acquisitions	12 Months Ended
Dec. 31, 2024
Acquisitions
Acquisitions
4	Acquisitions
(a)	Acquisition of CMRS Group Holding Limited

In October 2020, the Company acquired 100% equity interest in CMRS Group Holding Limited (“CMRS”), a company incorporated in Hong Kong. CMRS and its underlying subsidiaries (together, “CMRS Group”) are engaged in the provision of digital marketing, social media and key opinion leaders and smart content generation enterprise solution services. iClick Cayman expects to increase its market share in both Marketing and Enterprise Solutions segments with the combination of data-driven consumer experience management as well as digital content marketing and management to maximize digital marketing potential and efficiency through CMRS Group.

The total purchase consideration for CMRS Group amounted to US$14,449. This comprised cash consideration of HK$33,594 (equivalent to approximately US$4,335), 182,950 Class A ordinary shares of iClick Cayman with a fair value of US$2,440 and contingent consideration payable at a fair value of US$7,674.

The acquisition was recorded as a business combination.

Fair value of consideration transferred:

Cash (Note (i))	4,335
Class A ordinary shares of iClick Cayman	2,440
Contingent consideration (Note (ii))	7,674
14,449

Note:

(i)	Out of the total cash consideration of US$4,335, US$959 was settled during the year ended December 31, 2020 and the remaining balance of US$3,376 was settled during the year ended December 31, 2021. There was no adjustment to the cash consideration amounts.
(ii)	Contingent consideration was contingently payable upon the satisfaction of certain financial performance targets of iClick Cayman and market conditions, which was to be settled partially by cash and partially by ordinary shares of iClick Cayman. The number of ordinary shares to be issued and allotted to sellers was determined using the 10-day moving average closing price of the ADS of iClick Cayman.

Contingent consideration was measured at fair value at the acquisition date using projected milestone dates, probabilities of success and projected financial results of the CMRS Group discounted at its fair value as of the acquisition date.

4	Acquisition (Continued)
(a)	Acquisition of CMRS Group Holding Limited (Continued)

Note: (Continued)

In determining the fair value of the contingent consideration, an income approach was applied by using discounted cash flows. In this approach, projected risk-adjusted contingent payments were discounted back to the current period using a discounted cash flow model. The key assumptions used to determine the fair value of the contingent consideration included projected milestone dates within 24 months after acquisition date and discount rate of 4.32%. Increase or decrease in the fair value of contingent consideration liabilities primarily resulted from changes in the estimated probabilities of achieving net profits after tax thresholds or market share prices milestones during the period.

During the year ended December 31, 2021, iClick Cayman partially settled contingent consideration payable with (i) total cash of US$2,024 and (ii) 183,740 Class A ordinary shares of iClick Cayman with a fair value of US$2,060 on the grant date of such consideration shares. The change in fair value recorded in consolidated statement of comprehensive loss under “other losses, net” for the year ended December 31, 2021 amounted to a gain of US$418.

During the year ended December 31, 2022, iClick Cayman agreed with the sellers of CMRS Group on the settlement of the outstanding contingent consideration payable with a total cash of HK$100 million (equivalent to US$12,903), out of which US$ 7,742 was settled during the year ended December 31, 2022, while the remaining amounts of US$5,161 have been settled during the year ended December 31, 2023. The fair value loss pertained to the contingent payable prior to the settlement agreement with the sellers of CMRS Group was recorded in consolidated statement of comprehensive loss under “other losses, net” for the year ended December 31, 2022 amounted to US$8,396.